Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Other Non-Current Assets	Other Non-Current Assets
Other non-current assets as of December 31, 2022 and 2021 were as follows:

	2022	2021
Pension assets (See Note 21)	$8,639	$7,916
Uncertain tax positions (See Note 10)	5,803	6,931
Debt issuance costs (See Note 20)	4,305	4,267
Indemnification assets	3,909	6,630
Supplemental retirement income program (See Notes 21 and 24)	2,114	2,269
Other	2,969	2,946
Total other non -current assets	$27,739	$30,959
As of December 31, 2022 and 2021, indemnification assets relates to certain Houghton foreign subsidiaries for which the Company expects it will incur additional tax amounts which are subject to indemnification under the terms of the Combination share and purchase agreement. A portion of these indemnification assets have a corresponding uncertain tax position recorded in other non-current liabilities. As of December 31, 2022 and 2021, one of the Company’s foreign pension plan’s fair value of plan assets exceeded its gross benefit obligation and was therefore over-funded, which is represented by the line Pension assets in the table above. See Notes 10, 12, 21 and 22 of Notes to Consolidated Financial Statements.